UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ];                 Amendment Number: ___
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name: Maureen J. Crocker
Title:        Vice President
Phone:        (604) 685-4275

Signature, Place, and Date of Signing:

     /s/ Maureen J. Crocker     Vancouver, B.C. Canada           August 9, 2000
     ----------------------     ----------------------           --------------
     [Signature]                [City, State]                    [Date]

Report Type                (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Mackenzie Financial Corporation solely with respect to securities held in Universal Select Managers Fund.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0


Form 13F Information Table Entry Total:                      16

Form 13F Information Table Value Total:                 $84,346(thousands)



List of Other Included Managers:

           NONE


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

                    PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table

--------------------- -------- ----------- --------- ----------- -------- -------- ------------ -------- ---------------------------
    Name of issuer    Title of     CUSIP     Value   Shrs or prn  SH/PRN  Put/Call  Investment  Other          Voting authority
                        class               (x$1000)       amt                      discretion  managers

--------------------- -------- ----------- --------- ----------- -------- -------- ------------ --------  --------- -------- -------
                                                                                                            Sole     Shared   None
--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Alliance Forest       Common     01859J108    7,885      648,000      SH                SOLE               648,000     0       0
Products              Stock

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Bank of Montreal      Common     063671101    5,957      141,000      SH                SOLE               141,000     0       0
                      Stock

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Brascan Corporation   Class A    10549P606   31,768    2,700,800      SH                SOLE               2700,800    0       0
                      Ltd.
                      Voting
                      Shares

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Brookfield Properties Common     112900105    1,368      103,000      SH                SOLE                103,000    0       0
Corp.                 Stock

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Cameco Corporation    Common     13321L108    1,591      130,000      SH                SOLE                130,000    0       0
                      Stock

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Companhia Paranaense  ADR        20441B407    2,021      217,000      SH               SOLE                217,000     0       0

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Crescent Real Estate  Common     225756105       66        3,200      SH                SOLE                 3,200     0       0
Equities Co.          Stock

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
De Beers Consolidated ADR        240253302    3,535      145,400      SH                SOLE               145,400     0       0
Mines

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
LTV Corp.             Common     501921100   13,923    4,842,700      SH                SOLE              4,842,700    0       0
                      Stock

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Magna International   Common     559222401      470       10,000      SH                SOLE                10,000     0       0
Inc. Class A          Stock

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Mattell Inc.          Common     577081102      462       35,000      SH                SOLE                35,000     0       0
                      Stock

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Merchants Group Inc.  Common     588539106      168       10,000      SH                SOLE                10,000     0       0
                      Stock

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Old Republic          Common     680223104    3,777      247,200      SH                SOLE               247,200     0       0
International         Stock
Corporation

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Telecomunicacoes      ADR        879287308      545        2,500      SH                SOLE                 2,500     0       0
Brasileiras


--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Todd Shipyards Corp.  Common     889039103    5,241      665,500      SH                SOLE               665,500     0       0
                      Stock

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
Unibanco Uniao de     GDR        90458E107    5,569      222,400      SH                SOLE               222,400     0       0
Bancos Brasileiros

--------------------- -------- ----------- --------- ------------ -------- -------- ------------ -------- --------- -------- -------
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